TRANSAMERICA FUNDS

Transamerica Global Equity

Supplement to the Currently Effective
Retail Prospectus, Summary Prospectus
and Statement of Additional Information


Effective March 1, 2018, all references
in the Prospectus, Summary Prospectus
and Statement of Additional Information
to Rockefeller & Co., Inc., sub-adviser
to Transamerica Global Equity, are
changed to Rockefeller & Co. LLC.


The corresponding paragraph in the
Prospectus under the section entitled
"Sub-Adviser -Further Information About
Each
Sub-Adviser" is replaced in its
entirety with the following:

Rockefeller is a global asset
management and investment advisory
firm, with a history that dates back to
1882
when John D. Rockefeller formed an
office to manage the Rockefeller
Family's investment, financial and
philanthropic interests. Rockefeller
was incorporated in 1979 and registered
with the U.S. Securities and
Exchange Commission in 1980 as an
investment adviser. Today, Rockefeller
provides investment management
services and wealth advice to
institutions, foundations and
endowments, non-profits, individuals,
trusts and
families. Rockefeller had approximately
$12.7 billion in net assets under
management as of December 31, 2017.
Rockefeller & Co. LLC is an indirect
wholly-owned subsidiary of Rockefeller
Capital Management L.P.


The corresponding table in the
Prospectus under the section entitled
"Portfolio Manager(s) - Transamerica
Global Equity"
is replaced in its entirety with the
following:

Transamerica Global Equity

Name Sub-Adviser Positions Over Past
Five Years
Jimmy C. Chang, CFA Rockefeller & Co.
LLC Portfolio Manager of the fund since
2014;
Portfolio Manager at Rockefeller & Co.
LLC since
2004; Chief Investment Strategist,
Senior Portfolio
Manager and Managing Director
(oversight of the
Fixed Income Group)
David P. Harris, CFA Rockefeller & Co.
LLC Portfolio Manager of the fund since
2014;
Portfolio Manager at Rockefeller & Co.
LLC since
1999; Chief Investment Officer and
Managing
Director; Member of the Executive
Committee



The corresponding paragraph in the
Statement of Additional Information
under the section entitled "Appendix B
Portfolio
Managers - Transamerica Global Equity"
is replaced in its entirety with the
following:

Compensation

The Portfolio Managers' compensation
consists of a combination of
competitive base salary, a
discretionary
annual bonus, and in the case of
certain senior professionals,
participation in an Incentive Plan,
which is designed
to attract, retain, motivate and reward
individuals who are expected to make
important contributions to
Rockefeller and its affiliates by
providing such individuals with
restricted incentives that are intended
to align the
interests of such individuals with
those of the company's stockholders.
The determination of bonus compensation
is based on individual, team and the
performance of our clients' portfolios,
as well as the performance of the
overall company. The bonus is
discretionary rather than formulaic,
although metrics (e.g., individual
alpha
creation) are a factor in the decision-
making process.



Investors Should Retain this Supplement
for Future Reference

March 15, 2018


TRANSAMERICA FUNDS

Transamerica Global Equity

Supplement to the Currently Effective
Class I2 Prospectus, Summary Prospectus
and Statement of Additional Information



Effective March 1, 2018, all references
in the Prospectus, Summary Prospectus
and Statement of Additional Information
to Rockefeller & Co., Inc., sub-adviser
to Transamerica Global Equity, are
changed to Rockefeller & Co. LLC.



The corresponding paragraph in the
Prospectus under the section entitled
"Sub-Adviser -Further Information About
Each
Sub-Adviser" is replaced in its
entirety with the following:

Rockefeller is a global asset
management and investment advisory
firm, with a history that dates back to
1882
when John D. Rockefeller formed an
office to manage the Rockefeller
Family's investment, financial and
philanthropic interests. Rockefeller
was incorporated in 1979 and registered
with the U.S. Securities and
Exchange Commission in 1980 as an
investment adviser. Today, Rockefeller
provides investment management
services and wealth advice to
institutions, foundations and
endowments, non-profits, individuals,
trusts and
families. Rockefeller had approximately
$12.7 billion in net assets under
management as of December 31, 2017.
Rockefeller & Co. LLC is an indirect
wholly-owned subsidiary of Rockefeller
Capital Management L.P.



The corresponding table in the
Prospectus under the section entitled
"Portfolio Manager(s) - Transamerica
Global Equity"
is replaced in its entirety with the
following:

Transamerica Global Equity

Name Sub-Adviser Positions Over Past
Five Years
Jimmy C. Chang, CFA Rockefeller & Co.
LLC Portfolio Manager of the fund since
2014;
Portfolio Manager at Rockefeller & Co.
LLC since
2004; Chief Investment Strategist,
Senior Portfolio
Manager and Managing Director
(oversight of the
Fixed Income Group)
David P. Harris, CFA Rockefeller & Co.
LLC Portfolio Manager of the fund since
2014;
Portfolio Manager at Rockefeller & Co.
LLC since
1999; Chief Investment Officer and
Managing
Director; Member of the Executive
Committee



The corresponding paragraph in the
Statement of Additional Information
under the section entitled "Appendix B
Portfolio
Managers - Transamerica Global Equity"
is replaced in its entirety with the
following:

Compensation

The Portfolio Managers' compensation
consists of a combination of
competitive base salary, a
discretionary
annual bonus, and in the case of
certain senior professionals,
participation in an Incentive Plan,
which is designed
to attract, retain, motivate and reward
individuals who are expected to make
important contributions to
Rockefeller and its affiliates by
providing such individuals with
restricted incentives that are intended
to align the
interests of such individuals with
those of the company's stockholders.
The determination of bonus compensation
is based on individual, team and the
performance of our clients' portfolios,
as well as the performance of the
overall company. The bonus is
discretionary rather than formulaic,
although metrics (e.g., individual
alpha
creation) are a factor in the decision-
making process.



Investors Should Retain this Supplement
for Future Reference

March 15, 2018


TRANSAMERICA FUNDS

Transamerica Global Equity

Supplement to the Currently Effective
Advisor Class Prospectus, Summary
Prospectus
and Statement of Additional Information



Effective March 1, 2018, all references
in the Prospectus, Summary Prospectus
and Statement of Additional Information
to Rockefeller & Co., Inc., sub-adviser
to Transamerica Global Equity, are
changed to Rockefeller & Co. LLC.

The corresponding paragraph in the
Prospectus under the section entitled
"Sub-Adviser -Further Information About
Each
Sub-Adviser" is replaced in its
entirety with the following:

Rockefeller is a global asset
management and investment advisory
firm, with a history that dates back to
1882
when John D. Rockefeller formed an
office to manage the Rockefeller
Family's investment, financial and
philanthropic interests. Rockefeller
was incorporated in 1979 and registered
with the U.S. Securities and
Exchange Commission in 1980 as an
investment adviser. Today, Rockefeller
provides investment management
services and wealth advice to
institutions, foundations and
endowments, non-profits, individuals,
trusts and
families. Rockefeller had approximately
$12.7 billion in net assets under
management as of December 31, 2017.
Rockefeller & Co. LLC is an indirect
wholly-owned subsidiary of Rockefeller
Capital Management L.P.


The corresponding table in the
Prospectus under the section entitled
"Portfolio Manager(s) - Transamerica
Global Equity"
is replaced in its entirety with the
following:

Transamerica Global Equity

Name Sub-Adviser Positions Over Past
Five Years
Jimmy C. Chang, CFA Rockefeller & Co.
LLC Portfolio Manager of the fund since
2014;
Portfolio Manager at Rockefeller & Co.
LLC since
2004; Chief Investment Strategist,
Senior Portfolio
Manager and Managing Director
(oversight of the
Fixed Income Group)
David P. Harris, CFA Rockefeller & Co.
LLC Portfolio Manager of the fund since
2014;
Portfolio Manager at Rockefeller & Co.
LLC since
1999; Chief Investment Officer and
Managing
Director; Member of the Executive
Committee



The corresponding paragraph in the
Statement of Additional Information
under the section entitled "Appendix B
Portfolio
Managers - Transamerica Global Equity"
is replaced in its entirety with the
following:

Compensation

The Portfolio Managers' compensation
consists of a combination of
competitive base salary, a
discretionary
annual bonus, and in the case of
certain senior professionals,
participation in an Incentive Plan,
which is designed
to attract, retain, motivate and reward
individuals who are expected to make
important contributions to
Rockefeller and its affiliates by
providing such individuals with
restricted incentives that are intended
to align the
interests of such individuals with
those of the company's stockholders.
The determination of bonus compensation
is based on individual, team and the
performance of our clients' portfolios,
as well as the performance of the
overall company. The bonus is
discretionary rather than formulaic,
although metrics (e.g., individual
alpha
creation) are a factor in the decision-
making process.



Investors Should Retain this Supplement
for Future Reference

March 15, 2018


TRANSAMERICA FUNDS

Transamerica Global Equity

Supplement to the Currently Effective
Class T1 and Class T2 Prospectus,
Summary Prospectus
and Statement of Additional Information



Effective March 1, 2018, all references
in the Prospectus, Summary Prospectus
and Statement of Additional Information
to Rockefeller & Co., Inc., sub-adviser
to Transamerica Global Equity, are
changed to Rockefeller & Co. LLC.



The corresponding paragraph in the
Prospectus under the section entitled
"Sub-Adviser -Further Information About
Each
Sub-Adviser" is replaced in its
entirety with the following:

Rockefeller is a global asset
management and investment advisory
firm, with a history that dates back to
1882
when John D. Rockefeller formed an
office to manage the Rockefeller
Family's investment, financial and
philanthropic interests. Rockefeller
was incorporated in 1979 and registered
with the U.S. Securities and
Exchange Commission in 1980 as an
investment adviser. Today, Rockefeller
provides investment management
services and wealth advice to
institutions, foundations and
endowments, non-profits, individuals,
trusts and
families. Rockefeller had approximately
$12.7 billion in net assets under
management as of December 31, 2017.
Rockefeller & Co. LLC is an indirect
wholly-owned subsidiary of Rockefeller
Capital Management L.P.



The corresponding table in the
Prospectus under the section entitled
"Portfolio Manager(s) - Transamerica
Global Equity"
is replaced in its entirety with the
following:

Transamerica Global Equity

Name Sub-Adviser Positions Over Past
Five Years
Jimmy C. Chang, CFA Rockefeller & Co.
LLC Portfolio Manager of the fund since
2014;
Portfolio Manager at Rockefeller & Co.
LLC since
2004; Chief Investment Strategist,
Senior Portfolio
Manager and Managing Director
(oversight of the
Fixed Income Group)
David P. Harris, CFA Rockefeller & Co.
LLC Portfolio Manager of the fund since
2014;
Portfolio Manager at Rockefeller & Co.
LLC since
1999; Chief Investment Officer and
Managing
Director; Member of the Executive
Committee



The corresponding paragraph in the
Statement of Additional Information
under the section entitled "Appendix B
Portfolio
Managers - Transamerica Global Equity"
is replaced in its entirety with the
following:

Compensation

The Portfolio Managers' compensation
consists of a combination of
competitive base salary, a
discretionary
annual bonus, and in the case of
certain senior professionals,
participation in an Incentive Plan,
which is designed
to attract, retain, motivate and reward
individuals who are expected to make
important contributions to
Rockefeller and its affiliates by
providing such individuals with
restricted incentives that are intended
to align the
interests of such individuals with
those of the company's stockholders.
The determination of bonus compensation
is based on individual, team and the
performance of our clients' portfolios,
as well as the performance of the
overall company. The bonus is
discretionary rather than formulaic,
although metrics (e.g., individual
alpha
creation) are a factor in the decision-
making process.



Investors Should Retain this Supplement
for Future Reference

March 15, 2018